DEPRECIATION, AMORTIZATION AND IMPAIRMENT (Detail 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Chile [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Growth rates Perpetuity	5.20%	4.00%
Discount rate	10.50%	12.00%
Chile [Member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Projected inflation rates	2.80%	2.40%
Loans growth rate	8.40%	8.40%
Solvency index limit	10.00%	10.00%
Chile [Member] | Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Projected inflation rates	3.00%	3.00%
Loans growth rate	9.90%	9.90%
Solvency index limit	12.00%	12.00%
Colombia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Growth rates Perpetuity	6.50%	5.60%
Discount rate	11.50%	12.40%
Colombia [Member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Projected inflation rates	3.00%	3.00%
Loans growth rate	6.20%	6.20%
Solvency index limit	9.00%	9.00%
Colombia [Member] | Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Projected inflation rates	3.40%	4.00%
Loans growth rate	13.40%	13.40%
Solvency index limit	10.80%	10.80%